Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,144	£ 1,245	[1]
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	72	140
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	442	435
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 630	£ 670

[1]	Comparative balances have been restated – see Note 1b.